Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	DREYFUS PREMIER WORLDWIDE GROWTH FUND INC
Central Index Key	0000897569
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013
DREYFUS WORLDWIDE GROWTH FUND | DREYFUS WORLDWIDE GROWTH FUND | Class A
Risk/Return:
Trading Symbol	PGROX
DREYFUS WORLDWIDE GROWTH FUND | DREYFUS WORLDWIDE GROWTH FUND | Class C
Risk/Return:
Trading Symbol	PGRCX
DREYFUS WORLDWIDE GROWTH FUND | DREYFUS WORLDWIDE GROWTH FUND | Class I
Risk/Return:
Trading Symbol	DPWRX